Fair Value Disclosure and Measurement on Recurring Basis (Detail) ¥ in Millions, $ in Millions	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair value disclosure
Long-term notes payable	$ 5,872	¥ 40,328	¥ 35,943
Fair value measurement
Other invested securities	0	0	18,350
Equity investments at fair value with readily determinable fair value	609	4,200
Financial liabilities	438	3,008	0
Total assets measured at fair value	8,192	56,269	62,327
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	4,675	32,105	48,695
Fair value measurement
Available-for-sale debt investments	8,267	56,777	40,715
Time Deposits
Fair value disclosure
Cash equivalents	218	1,498	130
Money Market Funds
Fair value disclosure
Cash equivalents	389	2,672	2,384
Fair Value, Inputs, Level 1
Fair value measurement
Total assets measured at fair value		5,003	2,773
Fair Value, Inputs, Level 1 | Money Market Funds
Fair value disclosure
Cash equivalents		2,672	2,384
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable		40,328	35,943
Fair value measurement
Total assets measured at fair value		50,091	59,233
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments		32,105	48,695
Fair Value, Inputs, Level 2 | Time Deposits
Fair value disclosure
Cash equivalents		1,498	130
Fair Value, Inputs, Level 3
Fair value measurement
Total assets measured at fair value		1,175	321
Fair Value, Measurement, Recurring
Fair value measurement
Other invested securities			18,350
Fair Value, Measurement, Recurring | Other non-current assets
Fair value measurement
Derivative instruments	43	296	168
Fair Value, Measurement, Recurring | Accounts Payable and Accrued Liabilities
Fair value measurement
Derivative instruments	18	123
Fair Value, Measurement, Recurring | Amounts Due to Related Parties, Noncurrent
Fair value measurement
Financial liabilities	51	347
Fair Value, Measurement, Recurring | Short-term Investments
Fair value measurement
Available-for-sale debt investments	7,304	50,161	40,715
Fair Value, Measurement, Recurring | Other Long-term Investments
Fair value measurement
Equity investments at fair value with readily determinable fair value	728	5,003
Available-for-sale equity investments			2,773
Investment accounted for at fair value	$ 186	1,279	321
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 1 | Other Long-term Investments
Fair value measurement
Equity investments at fair value with readily determinable fair value		5,003
Available-for-sale equity investments			2,773
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 2
Fair value measurement
Other invested securities			18,350
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 2 | Other non-current assets
Fair value measurement
Derivative instruments		277	168
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 2 | Amounts Due to Related Parties, Noncurrent
Fair value measurement
Financial liabilities		347
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments
Fair value measurement
Available-for-sale debt investments		50,161	40,715
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 3 | Other non-current assets
Fair value measurement
Derivative instruments		19
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 3 | Accounts Payable and Accrued Liabilities
Fair value measurement
Derivative instruments		123
Fair Value, Measurement, Recurring | Fair Value, Inputs, Level 3 | Other Long-term Investments
Fair value measurement
Investment accounted for at fair value		¥ 1,279	¥ 321